12. INCOME TAXES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
INCOME TAXES

We did not provide any current or deferred U.S. federal income tax provision or benefit for the period presented because we have experienced operating losses since inception. Per authoritative guidance pursuant to accounting for income tax and uncertainty in income taxes, when it is more likely than not that a tax asset cannot be realized through future income, the Company must allow for this future tax benefit. We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that as a development stage company, it is prudent to assume that we will not earn income sufficient to realize the deferred tax assets during the carry forward period. As of December 31, 2013 and 2012, the Company had $3,502,611 and $1,454,247, respectively in net loss carry forwards.

The components of the Company's deferred tax asset as of December 31, 2013 and 2012 is as follows:

	Since Inception to December 31, 2013	Since Inception to December 31, 2012
Net operating loss carry forward	$1,215,458	$483,525
Valuation allowance	(1,215,458)	(483,525)
Net deferred tax asset	$--	$--

A reconciliation of income taxes computed at the statutory rate to the income tax amount recorded is as follows:

	As of December 31, 2013	As of December 31, 2012
Tax at statutory rate (35%)	$706,472	$241,239
Increase in valuation allowance	(706,472)	(241,239)
Net deferred tax asset	$--	$--

The Company had no gross unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in future periods. The Company has not accrued any additional interest or penalties. No tax benefit has been reported in connection with the net operating loss carry forwards in the consolidated financial statements as the Company believes that as a development stage company it is prudent to assume that it is likely that the net operating loss carry forwards will expire unused. Accordingly, the potential tax benefits of the net operating loss carry forwards are offset by a valuation allowance of the same amount. Net operating loss carryforwards start to expire in 2031.

The Company files income tax returns in the United States federal jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state or non-U.S. income tax examination by tax authorities on tax returns filed before January 31, 2007. The Company will file its U.S. federal return for the year ended December 31, 2013 upon the issuance of this filing. These U.S. federal returns are considered open tax years as of the date of these financial statements. No tax returns are currently under examination by any tax authorities.